UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 92.4% of Net Assets
	Argentina — 1.1%
41,157	Tenaris SA, ADR(b)	$2,051,676

	Brazil — 11.0%
1,050	Banco Bradesco SA(c)	25,552
120,591	Banco Bradesco SA, Sponsored ADR	3,347,606
110,900	Banco do Brasil SA	1,460,591
19,381	Companhia de Bebidas das Americas, ADR	1,464,235
129,524	Companhia Energetica de Minas Gerias	2,029,925
38,400	Companhia Siderurgica Nacional SA	1,369,068
41,500	GVT Holding SA(c)	782,840
74,829	Petroleo Brasileiro SA, ADR	7,640,789
412,199	Tim Participacoes SA	1,705,457

		19,826,063

	Chile — 0.8%
82,773	Empresas Copec SA	1,543,423

	China — 13.4%
358,000	China Communications Construction Co., Ltd., Class H	804,538
2,716,000	China Construction Bank Corp.	2,037,422
446,100	China Mobile, Ltd.	6,702,523
2,694,000	China Petroleum & Chemical Corp., Class H	2,326,964
740,000	China Railway Group, Ltd., Class H, 144A(c)	710,272
357,500	China Shenhua Energy Co., Ltd, Class H	1,445,430
3,114,400	Denway Motors, Ltd.	1,331,488
3,529,000	Industrial and Commerial Bank of China, Ltd.	2,485,276
1,680,000	PetroChina Co., Ltd., Class H	2,096,965
436,000	Ping An Insurance (Group), Co. of China, Ltd.	3,120,641
310,000	Weichai Power Co., Ltd., Class H	1,164,504

		24,226,023

	Czech Republic — 1.1%
25,000	CEZ	1,905,006

	Hong Kong — 0.8%
1,540,000	Peace Mark Holdings, Ltd.	1,402,678

	India — 6.3%
47,814	Bharti Airtel Limited(c)	977,930
21,333	HDFC Bank, Ltd., ADR(b)	2,095,754
13,907	Housing Development Finance Corp., Ltd.	828,023
66,639	Infosys Technologies, Ltd.	2,394,975
20,547	Larsen & Toubro, Ltd.	1,550,460
114,492	Reliance Communications, Ltd.	1,450,240
36,159	Reliance Industries, Ltd.(c)	2,025,924

		11,323,306

	Indonesia — 1.7%
1,390,500	PT Bumi Resources Tbk	946,206
1,507,000	PT United Tractors Tbk	2,067,655

		3,013,861

	Israel — 1.2%
45,873	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,118,874

	Kazakhstan — 1.2%
113,563	Eurasian Natural Resources Corp.(c)	2,220,021

	Korea — 12.5%
19,813	Hite Brewery Co., Ltd.	2,237,088
5,054	Hyundai Mipo Dockyard Co., Ltd.	1,138,966
12,754	Hyundai Motor Co., Ltd.	1,018,519
50,776	Kookmin Bank	2,849,930
155	Kookmin Bank, Sponsored ADR	8,688
6,348	POSCO	3,038,774
9,645	Samsung Electronics Co., Ltd.	6,099,039
9,117	Samsung Fire & Marine Insurance Co., Ltd.(c)	1,890,109
2,917	Shinsegae Co., Ltd.	1,842,267
114,794	Woongjin Thinkbig Co., Ltd.	2,421,599

		22,544,979

	Malaysia — 2.0%
586,100	Bumiputra Commerce Holdings Bhd	1,834,212
762,000	IOI Corp.	1,699,418

		3,533,630

	Mexico — 7.6%
68,222	America Movil SAB de CV, Series L, ADR	4,345,059
36,555	Cemex SAB de CV, Sponsored ADR(b)(c)	954,816
404,441	Corporacion GEO, SA de CV, Series B(c)	1,292,053
52,578	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	2,196,709
409,750	Grupo Financiero Banorte SAB, de CV	1,774,868
137,770	Grupo Mexico SAB de CV, Series B	914,562
502,817	Wal-Mart de Mexico SAB de CV, Series V	2,142,562

		13,620,629

	Russia — 14.2%
23,348	Evraz Group SA, GDR, 144A	2,014,932
162,537	Gazprom, Sponsored ADR	8,289,387
40,984	LUKOIL, Sponsored ADR	3,516,427
78,810	MMC Norilsk Nickel, ADR	2,218,502
33,848	Mobile Telesystems, Sponsored ADR	2,567,371
67,900	PIK Group, Sponsored GDR, 144A(c)	1,711,080
688,843	Sberbank	2,162,242
29,327	Uralkali, GDR, 144A(c)	1,202,407
17,806	Wimm-Bill-Dann Foods, ADR	1,824,759

		25,507,107

	South Africa — 5.9%
53,264	Impala Platinum Holdings, Ltd.	2,059,319
155,020	Massmart Holdings, Ltd.	1,282,652
122,777	MTN Group, Ltd.	1,866,385
76,180	Naspers, Ltd.	1,329,612
851,096	Network Healthcare Holdings, Ltd.(c)	898,429
39,247	Sasol, Ltd.	1,890,164
128,673	Standard Bank Group, Ltd.	1,401,119

		10,727,680

1

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Taiwan — 9.4%
748,105	Asustek Computer, Inc.	$2,203,697
2,355,544	Chinatrust Financial Holding Co., Ltd.(c)	2,291,547
794,000	Formosa Plastics Corp.	2,411,746
453,400	HON HAI Precision Industry Co., Ltd.	2,610,314
542,892	President Chain Store Corp.	1,860,420
968,000	Taiwan Mobile Co., Ltd.	1,862,514
1,774,134	Taiwan Semiconductor Manufacturing Co., Ltd.	3,671,526

		16,911,764

	Thailand — 1.2%
694,400	Advanced Info Service Public Co., Ltd.	2,132,277

	Turkey — 1.0%
430,517	Akbank T.A.S.	1,813,436

	Total Common Stocks (Identified Cost $150,759,028)	166,422,433

Preferred Stocks — 5.3%
	Brazil — 5.3%
240,812	Companhia Vale do Rio Doce, Sponsored ADR	7,019,670
44,700	Usinas Siderurgicas de Minas Gerias SA	2,506,685

	Total Preferred Stocks (Identified Cost $5,219,531)	9,526,355

Principal Amount
Short-Term Investments — 4.5%
3,584,475	State Street Navigator Securities Lending Prime Portfolio(d)	3,584,475
$4,642,206	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $4,642,367 on 4/1/2008, collateralized by $3,910,000 Federal National Mortgage Association, 6.250% due 5/15/2029 valued at $4,740,875 including accrued interest(e)	4,642,206

	Total Short-Term Investments (Identified Cost $8,226,681)	8,226,681

	Total Investments — 102.2% (Identified Cost $164,205,240)(a)	184,175,469
	Other assets less liabilities—(2.2)%	(4,006,952)

	Net Assets — 100%	$180,168,517

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment advisor using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2008 approximately 52.7% of the market value of investments were fair valued pursuant procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $164,205,240 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,198,964
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	$(14,228,735)

Net unrealized appreciation	$19,970,229

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $3,458,318 and $3,584,475, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,638,691 or 3.1% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$87,172,756
Level 2 - Other Significant Observable Inputs	97,002,713
Level 3 - Significant Unobservable Inputs	—

Total	$184,175,469

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Oil, Gas & Consumable Fuels	16.7%
Commercial Banks	14.2
Wireless Telecommunication Services	13.1
Metals & Mining	11.7
Semiconductors & Semiconductor Equipment	5.4
Food & Staples Retailing	4.0
Beverages	3.3
Insurance	2.8
Machinery	2.4
Electric Utilities	2.2
Media	2.1
Food Products	2.0
Other, less than 2% each	17.8

4

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 96.4% of Net Assets
	Australia — 3.3%
16,876	BHP Billiton, Ltd.	$554,562
5,687	Rio Tinto, Ltd.	638,853
24,594	Westpac Banking Corp.	536,771
12,563	Woodside Petroleum, Ltd.	624,316

		2,354,502

	Austria — 0.6%
7,038	Erste Bank Der Oesterreichischen Sparkassen AG	456,500

	Brazil — 4.4%
17,421	Banco Itau Holding Financeira SA, ADR	396,502
5,458	Companhia de Bebidas das Americas, ADR	412,352
22,378	Companhia Energetica de Minas Gerais, ADR(b)	403,699
21,689	Companhia Vale do Rio Doce, ADR	751,307
11,751	Petroleo Brasileiro SA, ADR	1,199,895

		3,163,755

	Canada — 3.4%
7,357	Bank of Nova Scotia	333,643
18,980	Cameco Corp.	625,201
7,155	IGM Financial, Inc.	315,003
15,863	Manulife Financial Corp.	602,477
5,541	Suncor Energy, Inc.	533,875

		2,410,199

	Cayman Islands — 0.6%
372,000	Agile Property Holdings, Ltd.	396,233

	China — 2.2%
5,026	China Medical Technologies, Inc., Sponsored ADR	206,518

37,500	China Shenhua Energy Co., Ltd, Series H	151,619
154,000	Cosco Pacific, Ltd.	305,431
826,000	Denway Motors, Ltd.	353,137
12,439	Focus Media Holding Ltd., ADR(c)	437,231
33,000	Weichai Power Co., Ltd., Class H	123,963

		1,577,899

	Denmark — 1.3%
8,536	Vestas Wind Systems A/S(c)	939,612

	France — 10.2%
36,191	Axa	1,308,919
5,216	BNP Paribas	525,941
11,461	Carrefour SA	884,346
5,426	Electricite de France	471,989
7,724	Iliad SA	768,806
3,467	LVMH Moet Hennessy Louis Vuitton SA	385,696
3,406	PPR	505,018
4,243	Schneider Electric SA	548,117
18,269	Societe Television Franciase 1	402,530
7,272	Suez SA	476,658
7,352	Total SA, ADR	544,121
11,990	Vivendi SA	469,002

		7,291,143

	Germany — 7.0%
18,657	Adidas AG	$1,231,054
4,109	Bayer AG	329,116
11,881	Commerzbank AG	371,483
2,202	Deutsche Boerse AG	354,889
1,933	E.ON AG	357,655
2,700	Merck KGaA	332,578
21,962	SAP AG, ADR	1,088,656
5,244	Siemens AG, (Registered)	568,716
1,825	Wacker Chemie AG	373,924

		5,008,071

	Greece — 1.1%
10,074	Folli - Follie SA	337,147
9,161	National Bank of Greece SA	482,300

		819,447

	Hong Kong — 1.8%
13,000	China Mobile, Ltd.	195,321
62,500	Esprit Holdings, Ltd.	758,800
255,000	Foxconn International Holdings, Ltd.(c)	346,396

		1,300,517

	India — 2.0%
4,637	HDFC Bank, Ltd., ADR(b)	455,539
5,875	Infosys Technologies, Ltd.	211,145
20,693	Infosys Technologies, Ltd., ADR(b)	740,188

		1,406,872

	Israel — 0.6%
9,797	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	452,523

	Italy — 3.9%
17,110	ENI SpA	582,412
27,982	Saipem SpA	1,134,369
160,299	UniCredito Italiano SpA	1,074,037

		2,790,818

	Japan — 13.3%
56,000	Bank of Yokohama (The), Ltd.	383,195
7,100	Canon, Inc.	331,168
10,700	Denso Corp.	348,826
20,000	NGK Insulators, Ltd.	357,763
5,200	Nidec Corp.	320,880
2,900	Nintendo Co., Ltd.	1,517,293
9,800	Nitto Denko Corp.	416,688
31,500	Nomura Holdings, Inc.	474,220
3,350	ORIX Corp.	462,019
17,000	Promise Co., Ltd.	491,692
14,100	Shin-Etsu Chemical Co., Ltd.	734,197
18,000	Shionogi & Co., Ltd.	309,560
3,700	SMC Corp.	393,073
38,100	Sumitomo Corp.	507,830
90,000	Sumitomo Trust & Banking Co., Ltd.	623,726
19,300	THK Co., Ltd.	334,997
57,000	Toshiba Corp.	383,081
9,200	Toyota Motor Corp.	464,856
4,700	Yamada Denki Co., Ltd.	409,780
27,000	Yaskawa Electric Corp.	258,553

		9,523,397

1

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
	Kazakhstan — 0.3%
9,529	Eurasian Natural Resources Corp.(c)	186,281

	Korea — 2.1%
5,009	Kookmin Bank, Sponsored ADR	$280,754
3,811	Samsung Electronics Co., Ltd., GDR, 144A	1,189,985

		1,470,739

	Luxembourg — 1.4%
4,646	ArcelorMittal	380,533
6,487	Millicom International Cellular SA(b)(c)	613,346

		993,879

	Malaysia — 0.5%
102,700	Bumiputra-Commerce Holdings Bhd	321,402

	Mexico — 1.6%
11,016	America Movil SAB de CV, Series L, ADR	701,609
11,176	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)	461,569

		1,163,178

	Netherlands — 0.6%
11,840	Koninklijke (Royal) Philips Electronics NV	453,946

	Norway — 1.4%
18,483	Renewable Energy Corp. A/S(c)	520,564
21,100	Subsea 7, Inc.(c)	476,797

		997,361

	Russia — 3.8%
8,656	Evraz Group SA, GDR, 144A	747,013
6,803	LUKOIL, ADR	583,697
22,732	MMC Norilsk Nickel, ADR	639,906
10,536	OAO Gazprom, Sponsored ADR	537,336
1,729	Wimm-Bill-Dann Foods, ADR(b)	177,188

		2,685,140

	Singapore — 1.9%
40,000	DBS Group Holdings, Ltd.	526,734
55,000	Keppel Corp., Ltd.	400,376
98,000	Keppel Land, Ltd.	398,788

		1,325,898

	South Africa — 0.5%
22,845	MTN Group, Ltd.	347,276

	Spain — 3.5%
28,466	Banco Bilbao Vizcaya Argentaria SA	625,974
64,184	Banco Santander Central Hispano SA	1,278,671
20,150	Telefonica SA	578,949

		2,483,594

	Switzerland — 9.6%
25,492	ABB, Ltd.	687,064
16,185	Credit Suisse Group	824,106
5,381	Holcim, Ltd.	565,186
3,647	Lonza Group AG	483,829
2,191	Nestle SA	1,095,155
1,931	Nobel Biocare Holding AG	449,691
15,270	Novartis AG	783,565
5,256	Roche Holding AG	990,597
1,559	Syngenta AG	455,453
3,495	Synthes, Inc.	488,634

		6,823,280

	Taiwan — 0.6%
42,562	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	437,112

	United Kingdom — 12.9%
233,047	ARM Holdings PLC	407,018
5,718	AstraZeneca PLC	214,482
35,749	Autonomy Corp. PLC(c)	652,729
19,118	BHP Billiton PLC	563,099
70,294	British Sky Broadcasting PLC	777,222
15,356	GlaxoSmithKline PLC	324,813
28,708	HBOS PLC	319,375
30,494	HSBC Holdings PLC	500,150
45,567	ICAP PLC	514,945
54,697	Man Group PLC	602,097
83,698	Michael Page International PLC	502,598
47,561	Prudential PLC	627,965
7,292	Reckitt Benckiser Group PLC	404,367
60,660	Smith & Nephew PLC	803,279
136,855	Tesco PLC	1,031,421
21,219	Vodafone Group PLC, ADR	626,173
14,020	Wellstream Holdings PLC(c)	365,643

		9,237,376

	Total Common Stocks (Identified Cost $65,115,106)	68,817,950

Preferred Stocks — 1.8%
	Brazil — 1.1%
27,335	Companhia Vale do Rio Doce, Sponsored ADR	796,815

	Germany — 0.7%
2,444	Fresenius SE-PFD	203,639
5,893	Henkel KGaA	272,037

		475,676

	Total Preferred Stocks (Identified Cost $890,593)	1,272,491

Shares/ Principal Amount
Short-Term Investments — 5.2%
2,666,226	State Street Navigator Securities Lending Prime Portfolio(d)	2,666,226
$1,071,299	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $1,071,336 on 4/1/2008, collateralized by $320,000 Federal Farm Credit Bank, 5.210% due 12/19/2022 valued at $345,894; $725,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $756,719 including accrued interest(e)	1,071,299

2

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Total Short-Term Investments (Identified Cost $3,737,525)	$3,737,525

Total Investments — 103.4% (Identified Cost $69,743,224)(a)	73,827,966
Other assets less liabilities—(3.4)%	(2,421,016)

Net Assets — 100%	$71,406,950

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2008 approximately 70.1% of market value of investments were fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $69,743,224 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,874,638
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,789,896)

Net unrealized appreciation	$4,084,742

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $2,593,077 and $2,666,226, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

3

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the total value of these securities amounted to $1,936,998 or 2.7% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are sued in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$22,049,518
Level 2 - Other Significant Observable Inputs	51,778,448
Level 3 - Significant Unobservable Inputs	—

Total	$73,827,966

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Commercial Banks	13.3%
Oil, Gas & Consumable Fuels	7.5
Metals & Mining	7.1
Pharmaceuticals	4.8
Software	4.6
Capital Markets	3.8
Electrical Equipment	3.8
Insurance	3.6
Wireless Telecommunication Services	3.5
Food & Staples Retailing	3.3
Chemicals	3.2
Health Care Equipment & Supplies	3.0
Media	3.0
Semiconductors & Semiconductor Equipment	2.9
Energy Equipment & Services	2.8
Textiles, Apparel & Luxury Goods	2.7
Industrial Conglomerates	2.0
Other, less than 2% each	23.3

4

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Australia — 5.1%
405,207	BHP Billiton, Ltd.	$13,315,504
136,905	Rio Tinto, Ltd.	15,379,319
302,410	Woodside Petroleum, Ltd.	15,028,210

		43,723,033

	Austria — 1.3%
170,524	Erste Bank Der Oesterreichischen Sparkassen AG	11,060,563

	Brazil — 6.2%
417,190	Banco Itau Holding Financeira SA, ADR	9,495,244
130,703	Companhia de Bebidas das Americas, ADR	9,874,612
519,425	Companhia Vale do Rio Doce, ADR	17,992,882
151,098	Petroleo Brasileiro SA, ADR	15,428,617

		52,791,355

	Canada — 4.9%
455,675	Cameco Corp.	15,009,935
379,894	Manulife Financial Corp.	14,428,374
133,204	Suncor Energy, Inc.	12,834,205

		42,272,514

	Cayman Islands — 1.1%
8,976,000	Agile Property Holdings, Ltd.	9,560,709

	China — 1.2%
298,111	Focus Media Holding Ltd.(b)	10,478,602

	Denmark — 2.6%
204,821	Vestas Wind Systems A/S(b)	22,545,942

	France — 6.1%
362,700	Axa	13,117,765
130,385	Electricite de France	11,341,744
186,132	Iliad SA	18,526,594
83,652	LVMH Moet Hennessy Louis Vuitton SA	9,306,092

		52,292,195

	Germany — 6.0%
228,774	Adidas AG	15,095,309
52,729	Deutsche Boerse AG	8,498,152
46,386	E.ON AG	8,582,614
213,395	SAP AG, ADR	10,577,990
43,756	Wacker Chemie AG	8,965,168

		51,719,233

	Greece — 1.4%
221,079	National Bank of Greece SA	11,639,163

	Hong Kong — 3.1%
1,510,300	Esprit Holdings, Ltd.	18,336,264
6,137,000	Foxconn International Holdings, Ltd.(b)	8,336,596

		26,672,860

	India — 2.4%
111,541	HDFC Bank, Ltd., ADR(c)	10,957,788
129,923	Infosys Technologies, Ltd.	4,669,373
144,926	Infosys Technologies, Ltd., ADR(c)	5,184,003

		20,811,164

	Israel — 1.3%
236,046	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	10,902,965

	Italy — 3.4%
374,515	Saipem SpA	15,182,550
2,056,175	UniCredito Italiano SpA	13,776,810

		28,959,360

	Japan — 11.6%
257,700	Denso Corp.	8,401,156
471,000	NGK Insulators, Ltd.	8,425,323
26,100	Nintendo Co., Ltd.	13,655,634
231,500	Nitto Denko Corp.	9,843,201
80,960	Orix Corp.	11,165,700
165,500	Shin-Etsu Chemical Co., Ltd.	8,617,709
89,200	SMC Corp.	9,476,240
1,369,000	Toshiba Corp.	9,200,657
218,500	Toyota Motor Corp.	11,040,328
113,800	Yamada Denki Co., Ltd.	9,921,909

		99,747,857

	Korea — 1.4%
37,476	Samsung Electronics Co., Ltd., GDR, 144A	11,701,881

	Luxembourg — 1.7%
154,590	Millicom International Cellular SA(b)(c)	14,616,484

	Mexico — 1.3%
269,704	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V	11,138,775

	Netherlands — 1.3%
285,161	Koninklijke (Royal) Philips Electronics NV	10,933,073

	Norway — 1.5%
446,010	Renewable Energy Corp. A/S(b)	12,561,629

	Singapore — 2.1%
1,320,000	Keppel Corp., Ltd.	9,609,036
2,150,000	Keppel Land, Ltd.	8,748,925

		18,357,961

	South Africa — 1.0%
547,110	MTN Group, Ltd.	8,316,849

	Spain — 5.3%
686,288	Banco Bilbao Vizcaya Argentaria SA	15,091,626
800,445	Banco Santander Central Hispano SA(b)	15,946,430
486,355	Telefonica SA	13,973,948

		45,012,004

	Switzerland — 11.8%
611,361	ABB, Ltd.	16,477,497
234,387	Credit Suisse Group	11,934,485
129,163	Holcim, Ltd.	13,566,468
26,880	Nestle SA	13,435,762
46,857	Nobel Biocare Holding AG	10,912,043
171,267	Novartis AG	8,788,399
81,031	Roche Holding AG	15,271,893
37,501	Syngenta AG	10,955,713

		101,342,260

1

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — 12.5%
5,178,665	ARM Holdings PLC	$9,044,562
857,309	Autonomy Corp. PLC(b)	15,653,325
821,125	British Sky Broadcasting PLC	9,078,957
703,563	ICAP PLC	7,950,851
2,006,293	Michael Page International PLC	12,047,597
1,139,013	Prudential PLC	15,038,798
175,698	Reckitt Benckiser PLC	9,743,074
826,571	Smith & Nephew PLC	10,945,711
1,140,445	Tesco PLC	8,595,075
353,545	Wellstream Holdings PLC(b)	9,220,479

		107,318,429

	Total Common Stocks (Identified Cost $782,217,361)	836,476,860

Shares/ Principal Amount
Short-Term Investments — 2.2%
16,916,835	State Street Navigator Securities Lending Prime Portfolio(d)	16,916,835
$2,409,348	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $2,409,431 on 4/1/2008, collateralized by $2,275,000 Federal Farm Credit Bank, 5.210% due 12/19/2022 valued at $2,459,093 including accrued interest(e)	2,409,348

	Total Short-Term Investments (Identified Cost $19,326,183)	19,326,183

	Total Investments — 99.8% (Identified Cost $801,543,544)(a)	855,803,043
	Other assets less liabilities—0.2%	1,498,827

	Net Assets — 100%	$857,301,870

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2008 approximately 75.4% of market value of investments were fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $801,543,544 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$112,836,084
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(58,576,585)

Net unrealized appreciation	$54,259,499

(b)	Non-income producing security.

(c)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $16,120,033 and $16,916,835, respectively.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,701,881or 1.4% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$210,881,613
Level 2 - Other Significant Observable Inputs	644,921,430
Level 3 - Significant Unobservable Inputs	—

Total	$855,803,043

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Commercial Banks	10.3%
Oil, Gas & Consumable Fuels	6.8
Electrical Equipment	6.0
Metals & Mining	5.4
Insurance	5.0
Software	4.7
Chemicals	4.5
Pharmaceuticals	4.1
Diversified Telecommunication Services	3.8
Specialty Retail	3.3
Energy Equipment & Services	2.8
Textiles, Apparel & Luxury Goods	2.8
Wireless Telecommunication Services	2.7
Health Care Equipment & Supplies	2.5
Semiconductors & Semiconductor Equipment	2.4
Industrial Conglomerates	2.4
Electric Utilities	2.3
Capital Markets	2.3
Food & Staples Retailing	2.3
Media	2.3
Real Estate Management & Development	2.1
Machinery	2.1
Other, less than 2% each	14.7

4

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 95.3% of Net Assets
	Australia — 1.5%
141,065	Westpac Banking Corp.	$3,078,783

	Brazil — 2.7%
136,199	Companhia Energetica de Minas Gerais, ADR(b)	2,457,030
32,723	Petroleo Brasileiro SA, ADR	3,341,345

		5,798,375

	Canada — 1.9%
45,235	Bank of Nova Scotia	2,051,429
44,905	IGM Financial, Inc.	1,976,966

		4,028,395

	China — 3.0%
30,438	China Medical Technologies, Inc., Sponsored ADR	1,250,697
136,500	China Shenhua Energy Co., Ltd, Series H	551,891
954,000	Cosco Pacific, Ltd.	1,892,089
4,697,024	Denway Motors, Ltd.	2,008,101
202,000	Weichai Power Co., Ltd., Class H	758,806

		6,461,584

	France — 13.3%
127,266	Axa	4,602,828
26,978	BNP Paribas	2,720,250
71,447	Carrefour SA	5,512,945
12,531	PPR	1,858,009
26,103	Schneider Electric SA	3,372,025
87,470	Societe Television Franciase 1	1,927,269
42,375	Suez SA	2,777,557
44,399	Total SA	3,289,250
54,399	Vivendi SA	2,127,876

		28,188,009

	Germany — 7.9%
57,098	Adidas AG	3,767,526
24,790	Bayer AG	1,985,586
64,538	Commerzbank AG	2,017,908
17,000	Merck KGaA	2,094,009
66,783	SAP AG	3,318,066
32,245	Siemens AG, (Registered)	3,496,996

		16,680,091

	Greece — 1.0%
62,405	Folli - Follie SA	2,088,510

	Hong Kong — 0.3%
47,500	China Mobile, Ltd.	713,674

	India — 1.5%
89,342	Infosys Technologies, Ltd., ADR(b)	3,195,763

	Italy — 4.6%
103,219	ENI SpA	3,513,497
76,055	Saipem SpA	3,083,211
465,501	UniCredito Italiano SpA	3,118,956

		9,715,664

	Japan — 15.5%
355,000	Bank of Yokohama (The), Ltd.	2,429,180
45,300	Canon, Inc.	2,112,946
31,800	Nidec Corp.	1,962,308
10,700	Nintendo Co., Ltd.	5,598,287
194,400	Nomura Holdings, Inc.	2,926,615
105,000	Promise Co., Ltd.	3,036,923
40,600	Shin-Etsu Chemical Co., Ltd.	2,114,072
113,000	Shionogi & Co., Ltd.	1,943,347
238,400	Sumitomo Corp.	3,177,600
558,000	Sumitomo Trust & Banking Co., Ltd.	3,867,103
118,200	THK Co., Ltd.	2,051,638
172,000	Yaskawa Electric Corp.	1,647,078

		32,867,097

	Kazakhstan — 0.6%
63,191	Eurasian Natural Resources Corp.(c)	1,235,309

	Korea — 3.0%
32,559	Kookmin Bank	1,827,455
7,067	Samsung Electronics Co., Ltd.	4,468,835

		6,296,290

	Luxembourg — 1.1%
27,270	ArcelorMittal	2,233,563

	Malaysia — 0.8%
576,200	Bumiputra-Commerce Holdings Bhd	1,803,229

	Mexico — 1.8%
59,887	America Movil SAB de CV, Series L, ADR	3,814,203

	Norway — 1.3%
123,700	Subsea 7, Inc.(c)	2,795,250

	Russia — 7.8%
53,160	Evraz Group SA, GDR, 144A	4,587,708
40,941	LUKOIL, ADR	3,512,738
139,405	MMC Norilsk Nickel, ADR	3,924,251
68,640	OAO Gazprom, Sponsored ADR	3,500,640
10,488	Wimm-Bill-Dann Foods, ADR(b)	1,074,810

		16,600,147

	Singapore — 1.6%
251,600	DBS Group Holdings, Ltd.	3,313,155

	Spain — 1.6%
168,498	Banco Santander Central Hispano SA	3,356,810

	Switzerland — 7.4%
38,158	Credit Suisse Group	1,942,924
22,036	Lonza Group AG	2,923,404
6,859	Nestle SA	3,428,418
45,467	Novartis AG	2,333,095
11,417	Roche Holding AG	2,151,759
21,521	Synthes, Inc.	3,008,841

		15,788,441

	Taiwan — 1.3%
1,379,887	Taiwan Semiconductor Manufacturing Co., Ltd.	2,855,642

	United Kingdom — 13.8%
35,229	AstraZeneca PLC	1,321,440
115,276	BHP Billiton PLC	3,395,325
221,485	British Sky Broadcasting PLC	2,448,900
94,198	GlaxoSmithKline PLC	1,992,496
176,144	HBOS PLC	1,959,592
184,770	HSBC Holdings PLC	3,030,521

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
	United Kingdom — continued
99,187	ICAP PLC	$1,120,896
334,996	Man Group PLC	3,687,592
164,651	Smith & Nephew PLC	2,180,360
548,617	Tesco PLC	4,134,706
1,311,015	Vodafone Group PLC	3,896,891

		29,168,719

	Total Common Stocks (Identified Cost $173,944,037)	202,076,703

Preferred Stocks — 3.7%
	Brazil — 2.3%
168,363	Companhia Vale do Rio Doce, Sponsored ADR	4,907,781

	Germany — 1.4%
14,994	Fresenius SE-PFD	1,249,331
34,850	Henkel KGaA	1,608,769

		2,858,100

	Total Preferred Stocks (Identified Cost $4,662,691)	7,765,881

Shares/ Principal Amount
Short-Term Investments — 3.3%
6,179,840	State Street Navigator Securities Lending Prime Portfolio(d)	6,179,840
$949,423	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $949,456 on 4/1/2008, collateralized by $800,000 Federal National Mortgage Association, 6.250% due 5/15/2029 valued at $970,000 including accrued interest(e)	949,423

	Total Short-Term Investments (Identified Cost $7,129,263)	7,129,263

	Total Investments — 102.3% (Identified Cost $185,735,991)	216,971,847

	Other assets less liabilities—(2.3)%	(4,867,542)
	Net Assets — 100%	$212,104,305

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2008 approximately 76.8% of market value of investments were fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gains realized from passive foreign investment companies.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $185,735,991 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$41,921,328
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,685,472)

Net unrealized appreciation	$31,235,856

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $6,041,173 and $6,179,840, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the total value of these securities amounted to $4,587,708 or 2.2% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$50,193,497
Level 2 - Other Significant Observable Inputs	166,778,350
Level 3 - Significant Unobservable Inputs	—

Total	$216,971,847

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Commercial Banks	16.3%
Metals & Mining	9.0
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	5.6
Capital Markets	5.5
Food & Staples Retailing	4.6
Software	4.2
Wireless Telecommunication Services	4.0
Health Care Equipment & Supplies	3.6
Semiconductors & Semiconductor Equipment	3.5
Media	3.1
Energy Equipment & Services	2.8
Textiles, Apparel & Luxury Goods	2.8
Insurance	2.2
Food Products	2.1
Other, less than 2% each	21.3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2008